Investment in Affiliates - Balance Sheet Data (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Cash and cash equivalents, including restricted cash	$ 19,160	$ 19,185
Current assets	22,732	22,417
Non-current assets	139,955	145,940
Current liabilities	83,059	21,284
Long-term debt including current portion, net of deferred finance costs and discount	64,818	75,472
Non-current liabilities	61,035	125,283
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Cash and cash equivalents, including restricted cash	27,544	16,882
Current assets	33,479	28,403
Non-current assets	195,805	195,784
Current liabilities	39,150	25,805
Long-term debt including current portion, net of deferred finance costs and discount	99,153	109,223
Non-current liabilities	$ 168,195	$ 164,276